LONG-TERM DEBT (Tables)	12 Months Ended
Jan. 03, 2021
Debt Disclosure [Abstract]
Amounts Outstanding Under Notes Payable	Aggregate principal maturities of debt as of January 3, 2021 are as follows:

(in thousands)
2021	$469
2022	242
2023	204
2024	410,193
2025	370,000
Thereafter	—
Total	$781,108

Schedule of Maturities of Long-term Debt

Amounts outstanding under notes payable consisted of the following:

	Successor	Predecessor
(in thousands)	As of January 3, 2021	As of December 29, 2019
Note payable – IO notes	$23,106	$33,700
Capital lease	8,967	6,055
Other	1,509	29
Total notes payable	33,582	39,784
Less: current portion	(9,018)	(7,984)
Long term portion of notes payable	$24,564	$31,800